Financing Receivable, Net - Summary of Activities in Allowance for Credit Losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances	¥ (328,231)	¥ (529,162)	¥ (373,545)
Provision for credit losses	(437,477)	(401,104)	(779,235)
Charge-offs	791,046	912,260	1,078,705
Recoveries from prior charge-offs	(222,745)	(310,225)	(225,426)
Ending balances	¥ (197,407)	¥ (328,231)	(529,162)
Cumulative effect due to the adoption of ASC 326 (Note 2(g))
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balances			¥ (229,661)